DEBT FACILITIES (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Debt	$ 2,328,300,000	$ 1,260,900,000
Revolving Unsecured Term Credit Facility, September 2023
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	550,000,000
Line of credit facility, maximum borrowing capacity option	850,000,000
Debt	$ 0	$ 0